Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	4,586,539	4,586,539
Preferred stock, shares outstanding	4,586,539	4,586,539
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	30,053,846	29,897,846
Common stock, shares outstanding	30,053,846	29,897,846